Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 7,020	¥ 6,450	¥ 18,034
Post-modification Outstanding Recorded Investment	5,472	4,952	13,683
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	6,436	5,504	3,899
Post-modification Outstanding Recorded Investment	4,890	4,061	2,586
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	71	483	724
Post-modification Outstanding Recorded Investment	23	263	334
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	2,405	2,566	1,898
Post-modification Outstanding Recorded Investment	1,910	2,018	1,391
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	3,960	2,455	1,277
Post-modification Outstanding Recorded Investment	2,957	1,780	861
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	584	946	14,135
Post-modification Outstanding Recorded Investment	582	891	11,097
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	575	145	4,809
Post-modification Outstanding Recorded Investment	575	145	4,723
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment			4,745
Post-modification Outstanding Recorded Investment			2,608
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	9	801	3,474
Post-modification Outstanding Recorded Investment	¥ 7	¥ 746	2,981
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment			328
Post-modification Outstanding Recorded Investment			276
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment			779
Post-modification Outstanding Recorded Investment			¥ 509